Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Feb. 28, 2025	Aug. 31, 2024
Current assets
Cash	$ 6,998	$ 8,331
Amounts receivable	2,483	1,958
Prepayments and other assets	527	1,246
Inventories	9,054	6,249
Total current assets	19,062	17,784
Other long-term assets	3,384	3,259
Mineral property, plant and equipment	84,297	77,817
Total assets	106,743	98,860
Current liabilities
Amounts payable and accrued liabilities	18,595	15,545
Income tax payable	587	1,411
Current portion of deferred revenue	2,917	1,653
Current portion of lease liabilities	1,068	401
Current portion of borrowings	996
Derivative financial instrument liabilities	615	2,273
Total current liabilities	24,778	21,283
Lease liabilities	2,061	942
Deferred income tax liability	11,213	9,505
Provision for reclamation	1,162	1,091
Total liabilities	39,214	32,821
Equity
Share capital	166,747	165,945
Share-based payments reserve	9,643	9,151
Warrants reserve	1,700	1,700
Accumulated deficit	(123,433)	(121,893)
Equity attributable to shareholders	54,657	54,903
Non-controlling interest	12,872	11,136
Total equity	67,529	66,039
Total equity and liabilities	$ 106,743	$ 98,860